Results of Operations - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of reporting entity [line items]
Total R&D expenses		€ 9,956		€ 11,141
Research and development expense increase percentage		10.60%
Clinical Development Milestone Payments		€ 100
Operating loss	[1]	(14,877)		(16,555)
Increase in operating loss		1,700
Interest expense on finance leases		116		131
Increase in loss for the period		1,700
Loss for the period		(14,854)	€ (607)	(16,597)
Change in value of interest income bank account		100
Other income		1,987		€ 2,026
Research and Development [Member]
Disclosure of reporting entity [line items]
Other income		300
Finance Leases [Member]
Disclosure of reporting entity [line items]
Interest expense on finance leases		100
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure of reporting entity [line items]
Grant income recoverable cash advances received		200
Regional Government [Member]
Disclosure of reporting entity [line items]
Grant income recoverable cash advances received		800
Contingent consideration and other financial liabilities [member]
Disclosure of reporting entity [line items]
Change in fair value of the contingent consideration and other financial liabilities		2,000
RCA's [member]
Disclosure of reporting entity [line items]
Additional Grant Income Recognised during Period as a Component of Financial Asset		1,400
Additional Grant Income Recognised during Period as a Component of Financial Liability		€ 800

[1]	The operating loss arises from the Company’s loss for the period before deduction of Financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.